Trade and Other Receivables - Disclosure Of Detailed Information About Trade And Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables	$ 1,042,795	$ 521,736
Trade receivables loss allowance	(2,882)	(856)	$ (1,064)	$ (148)
Current Trade Receivables Net	1,039,913	520,880
Advances and other receivables	48,080	51,144
Trade and other receivables	1,087,993	572,024
Advances and other receivables	27,655	25,982
Trade and other non-current receivables	$ 27,655	$ 25,982